INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Investment income	$ 66	$ 131	$ 80	$ 145
Fee revenue	110	90	193	186
Dividend income	32	14	72	33
Interest income and other	29	12	58	33
Total investment and other revenue	$ 237	$ 247	$ 403	$ 397